CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Other operating income	€ 4,621	€ 4,583	€ 11,961
Total operating income	4,621	4,583	11,961
Sales and marketing	(6,431)	0	0
Research and development	(103,176)	(48,295)	(47,781)
General and administrative	(22,390)	(7,492)	(5,580)
Goodwill impairment loss	0	(13,632)	0
Total operating expenses	(131,997)	(69,419)	(53,361)
Operating loss	(127,376)	(64,836)	(41,400)
Financial expenses	(27,875)	(7,022)	(3,561)
Financial income	7,511	11,118	2,509
Financial gain (loss)	(20,364)	4,096	(1,052)
Net loss before tax	(147,740)	(60,740)	(42,452)
Income tax	0	0	0
Net loss for the period	€ (147,740)	€ (60,740)	€ (42,452)
Loss per share (€/share)
Weighted average number of outstanding shares used for computing basic loss per share (in shares)	43,066,012	19,092,442	15,455,991
Weighted average number of outstanding shares used for computing diluted loss per share (in shares)	43,066,012	19,092,442	15,455,991
Basic loss per share (in euro per share)	€ (3.43)	€ (3.18)	€ (2.75)
Diluted loss per share (in euro per share)	€ (3.43)	€ (3.18)	€ (2.75)